EQUITY	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
EQUITY

15. EQUITY

Common shares

On October 13, 2023, the authorized share capital of the Company was US$100,000 divided into 100,000,000 shares with a par value of US$0.001 per share and following the implementation of a reverse share split at a ratio of 1:3, the authorized share capital of the Company will be US$100,000 divided into 33,333,333 shares with a par value of US$0.003 per share. The Company effected the reverse share split of all issued and outstanding shares of 15,020,000 shares at a ratio of 3:1. As a result of the reverse share split, the Company now have 5,006,666 common shares issued and outstanding as of the date hereof. Unless indicated or the context otherwise requires, all number of ordinary shares in this report has been retrospectively adjusted for the reverse share split, as if such reverse share split occurred on the first day of the years presented.

Treasury shares

During the financial year ended December 31, 2023, the Company acquired 9,952 of its own shares at the total purchase consideration of SGD18 thousand (US$14 thousand).